Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Real estate investments:
Land	$ 65,358,321	$ 86,775,988
Building and improvements	272,397,472	309,904,890
Tenant origination and absorption costs	23,792,057	27,266,610
Total investments in real estate property	361,547,850	423,947,488
Accumulated depreciation and amortization	(32,091,211)	(20,411,794)
Total investments in real estate property, net	329,456,639	403,535,694
Investment in unconsolidated entity (Note 5)	10,002,368	10,388,588
Investment in unconsolidated entity	10,002,368
Total real estate investments, net	339,459,007	413,924,282
Real estate investments held for sale, net	24,585,739	0
Total real estate investments	364,044,746	413,924,282
Cash and cash equivalents	8,248,412	6,823,568
Restricted cash	129,118	113,362
Receivable from sale of real estate property	1,824,383	0
Tenant receivables	6,665,790	6,224,764
Above-market lease intangibles, net	820,842	1,251,734
Due from affiliates	0	2,332
Prepaid expenses and other assets	2,171,717	1,867,777
Interest rate swap derivatives	0	34,567
Assets related to real estate investments held for sale	1,079,361	0
Operating lease right-of-use asset	0	2,386,877
Goodwill, net	17,320,857	50,588,000
Intangible assets, net	5,127,788	7,700,000
Total assets	407,433,014	490,917,263
Liabilities and Equity
Mortgage notes payable, net	175,925,918	194,039,207
Mortgage notes payable related to real estate investments held for sale, net	9,088,438	0
Total mortgage notes payable, net	185,014,356	194,039,207
Unsecured credit facility, net	5,978,276	7,649,861
Short-term notes payable	0	4,800,000
Economic relief note payable	517,000	0
Accounts payable, accrued and other liabilities	7,579,624	11,555,161
Share repurchases payable	2,980,559	0
Below-market lease intangibles, net	12,565,737	14,591,359
Due to affiliates	0	630,820
Interest rate swap derivatives	1,743,889	1,021,724
Liabilities related to real estate investments held for sale	801,337	0
Operating lease liability	0	2,386,877
Total liabilities	217,180,778	236,675,009
Commitments and contingencies
Redeemable common stock	7,365,568	14,069,692
Preferred stock, $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in-capital	224,288,417
Cumulative distributions and net losses	(92,012,686)	(31,168,948)
Total Modiv Inc. equity	132,283,668	189,569,562
Noncontrolling interest in the Operating Partnership	50,603,000	50,603,000
Total equity	182,886,668	240,172,562
Total liabilities and equity	407,433,014	490,917,263
Previously Reported [Member]
Liabilities and Equity
Additional paid-in-capital	224,272,542	220,714,676
Class C
Liabilities and Equity
Common stock, value issued	7,874	23,647
Class C | Previously Reported [Member]
Liabilities and Equity
Common stock, value issued	23,623
Class S
Liabilities and Equity
Common stock, value issued	63	$ 187
Class S | Previously Reported [Member]
Liabilities and Equity
Common stock, value issued	$ 189